United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for calendar quarter ended: June 30, 2007

Check here if amended [  ]; Amendment Number:______________


Name of Institutional Investment Manager Filing this Report:

Name:Johnston-Lemon Group Inc.
Address:1101 Vermont Avenue, NW
 Washington, DC 20005


Form 13F File Number: 28-05217

The institutional investment manager filing this report and the person by whom it is signed represent hereby that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that it is understood that all required items, statements and schedules are considered integral parts of this Form.


Person Signing this Report on Behalf of Reporting Manager:

Name:Kenneth I. Miller
Title:Chief Financial Officer
Phone:(202)842-5618

/s/ Kenneth I. Miller   Washington, DC       July 24, 2007
    (Signature)(City, State)(Date)

Report Type (Check only one.):

[X ]    13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]    13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT.  (Check here if a portion of
the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

        13F File Number Name

        28-____________ _______________________________
        [Repeat as necessary.]

        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       _____None_____

Form 13F Information Table Entry Total:  _____83_______

Form 13F Information Table Value Total: $_135,186_______
                                          (thousands)


COLUMN 1COLUMN 2COLUMN 3COLUMN 4
VALUE
NAME OF ISSUERTITLE OF CLASSCUSIP     (X$1000)
3M CompanyCommon Stock88579Y101 1,332
Abbott LabsCommon Stock002824100 1,245
Air Products & ChemicalsCommon Stock009158106 1,113 AllstateCommon Stock020002101 1,382
Altria GroupCommon Stock02209S103 1,805
American International GroupCommon Stock026874107 1,732
Anadarko PetroleumCommon Stock032511107 758
AT&TCommon Stock00206R102 1,874
Automatic Data ProcessingCommon Stock053015103 914
Bank of AmericaCommon Stock060505104 1,734
Berkshire HathawayCommon Stock084670108 1,314
Biotechnology Index FundCommon Stock464287556 1,203
BoeingCommon Stock097023105 1,194
BP PLC ADRCommon Stock055622104 617
Bristol Myers SquibbCommon Stock110122108 384
CaterpillarCommon Stock149123101 438
Chevron TexacoCommon Stock166764100 3,652
CitigroupCommon Stock172967101 2,902
Coca ColaCommon Stock191216100 1,034
Colgate-Palmolive CoCommon Stock194162103 827
Comcast Cl ACommon Stock20030N101 252
ConocoPhilipsCommon Stock20825C104 3,189
Disney, WaltCommon Stock254687106 1,379
Duke EnergyCommon Stock26441C105 565
DuPontCommon Stock263534109 1,204
Eli LillyCommon Stock532457108 2,101
Emerson ElectricCommon Stock291011104 1,674
EntergyCommon Stock29364G103 363
ExelonCommon Stock30161N101 2,100
Exxon MobilCommon Stock30231G102 4,059
Federal RealtyCommon Stock313747206 201
General DynamicsCommon Stock369550108 361
General ElectricCommon Stock369604103 3,869
General MillsCommon Stock370334104 526
HalliburtonCommon Stock406216101 770
Hartford Financial ServicesCommon Stock416515104 701 HoneywellCommon Stock438516106 1,829
Illinois Tool WorksCommon Stock452308109 627
International Business MachineCommon Stock459200101 1,989 iShares MSCI EAFE Index fundExchange Traded Funds464287465 3,917 iShares MSCI Emerging Markets Exchange Traded Funds464287234 574 iShares MSCI Japan Index FundExchange Traded Funds464286848 896 iShares S&P 400 Midcap IndexExchange Traded Funds464287507 433 iShares S&P 500 IndexExchange Traded Funds464287200 1,407 iShares Trust Dow Jones US TecCommon Stock464287721 772
Johnson & JohnsonCommon Stock478160104 3,276
JP Morgan ChaseCommon Stock46625H100 2,894
Kimberly-ClarkCommon Stock494368103 836
Kraft FoodsCommon Stock50075N104 324
Marathon OilCommon Stock565849106 2,497
Merrill Lynch Common Stock590188108 635
Microsoft Common Stock594918104 1,528
Morgan StanleyCommon Stock617446448 1,193
MotorolaCommon Stock620076109 209
NokiaCommon Stock654902204 222
Occidental Petroleum Common Stock674599105 941
Pepco HoldingsCommon Stock713291102 277
PepsicoCommon Stock713448108 1,841
PfizerCommon Stock717081103 728
Procter & GambleCommon Stock742718109 2,007
Progress EnergyCommon Stock743263105 264
RaytheonCommon Stock755111507 1,069
S&P 400 Midcap Index TrustExchange Traded Funds595635103 1,304 S&P Technology Sector SPDRCommon Stock81369Y803 1,110
Sandy Spring BancorpCommon Stock800363103 383
SchlumbergerCommon Stock806857108 1,517
Seagate TechnologyCommon StockG7945J104 348
Southern Common Stock842587107 247
Spectra EnergyCommon Stock847560109 374
St. Jude MedicalCommon Stock790849103 630
Sun American BancorpCommon Stock86664A913 993
SunTrust BanksCommon Stock867914103 28,528
Tate & Lyle PFC ADRCommon Stock876570607 385
Texas InstrumentsCommon Stock882508104 1,183
Time Warner Common Stock887317105 574
United Parcel ServiceCommon Stock911312106 559
United TechnologiesCommon Stock913017109 3,049
Unitedhealth Group Common Stock91324P102 4,057
Valero EnergyCommon Stock91913Y100 612
VerizonCommon Stock92343V104 2,064
Wal Mart StoresCommon Stock931142103 469
Wells FargoCommon Stock949746101 724
WyethCommon Stock983024100 2,124


COLUMN 1COLUMN 5COLUMN 6COLUMN 7
INVESTMENTOTHER
NAME OF ISSUERSHARES DISCRETIONMANAGERS
3M Company 15,350 SOLENONE
Abbott Labs 23,240 SOLENONE
Air Products & Chemicals13,850 SOLENONE
Allstate 22,460 SOLENONE
Altria Group 25,735 SOLENONE
American International Group24,727 SOLENONE
Anadarko Petroleum 14,580 SOLENONE
AT&T 45,150 SOLENONE
Automatic Data Processing18,863 SOLENONE
Bank of America 35,473 SOLENONE
Berkshire Hathaway 12 SOLENONE
Biotechnology Index Fund15,400 SOLENONE
Boeing 12,414 SOLENONE
BP PLC ADR 8,550 SOLENONE
Bristol Myers Squibb 12,154 SOLENONE
Caterpillar 5,600 SOLENONE
Chevron Texaco 43,358 SOLENONE
Citigroup 56,583 SOLENONE
Coca Cola 19,775 SOLENONE
Colgate-Palmolive Co 12,750 SOLENONE
Comcast Cl A 8,954 SOLENONE
ConocoPhilips 40,626 SOLENONE
Disney, Walt 40,380 SOLENONE
Duke Energy 30,871 SOLENONE
DuPont 23,687 SOLENONE
Eli Lilly 37,605 SOLENONE
Emerson Electric 35,760 SOLENONE
Entergy 3,381 SOLENONE
Exelon 28,930 SOLENONE
Exxon Mobil 48,396 SOLENONE
Federal Realty 2,600 SOLENONE
General Dynamics 4,612 SOLENONE
General Electric 101,084 SOLENONE
General Mills 9,000 SOLENONE
Halliburton 22,332 SOLENONE
Hartford Financial Services7,120 SOLENONE
Honeywell 32,490 SOLENONE
Illinois Tool Works 11,576 SOLENONE
International Business Machine18,899 SOLENONE iShares MSCI EAFE Index fund48,580 SOLENONE iShares MSCI Emerging Markets 4,370 SOLENONE iShares MSCI Japan Index Fund61,580 SOLENONE iShares S&P 400 Midcap Index4,850 SOLENONE iShares S&P 500 Index 9,350 SOLENONE iShares Trust Dow Jones US Tec12,970 SOLENONE
Johnson & Johnson 53,165 SOLENONE
JP Morgan Chase 59,736 SOLENONE
Kimberly-Clark 12,500 SOLENONE
Kraft Foods 9,191 SOLENONE
Marathon Oil 41,650 SOLENONE
Merrill Lynch  7,595 SOLENONE
Microsoft  51,838 SOLENONE
Morgan Stanley 14,220 SOLENONE
Motorola 11,790 SOLENONE
Nokia 7,910 SOLENONE
Occidental Petroleum  16,250 SOLENONE
Pepco Holdings 9,822 SOLENONE
Pepsico 28,382 SOLENONE
Pfizer 28,454 SOLENONE
Procter & Gamble 32,805 SOLENONE
Progress Energy 5,800 SOLENONE
Raytheon 19,830 SOLENONE
S&P 400 Midcap Index Trust8,000 SOLENONE
S&P Technology Sector SPDR43,370 SOLENONE
Sandy Spring Bancorp 12,181 SOLENONE
Schlumberger 17,860 SOLENONE
Seagate Technology 15,970 SOLENONE
Southern  7,200 SOLENONE
Spectra Energy 14,391 SOLENONE
St. Jude Medical 15,180 SOLENONE
Sun American Bancorp 100,000 SOLENONE
SunTrust Banks 332,729 SOLENONE
Tate & Lyle PFC ADR 8,400 SOLENONE
Texas Instruments 31,440 SOLENONE
Time Warner  27,276 SOLENONE
United Parcel Service 7,655 SOLENONE
United Technologies 42,980 SOLENONE
Unitedhealth Group  79,334 SOLENONE
Valero Energy 8,290 SOLENONE
Verizon 50,132 SOLENONE
Wal Mart Stores 9,750 SOLENONE
Wells Fargo 20,580 SOLENONE
Wyeth 37,040 SOLENONE

COLUMN 1 COLUMN 8
    VOTING AUTHORITY
NAME OF ISSUER SOLE  SHARED NONE
3M Company 15,000  350
Abbott Labs 22,540  700
Air Products & Chemicals13,850
Allstate 22,010  450
Altria Group 25,585  150
American International Group23,777  950
Anadarko Petroleum 14,180  400
AT&T 43,950  1,200
Automatic Data Processing18,263  600
Bank of America 34,973  500
Berkshire Hathaway 12
Biotechnology Index Fund15,200 200
Boeing 12,214  200
BP PLC ADR 8,350  200
Bristol Myers Squibb 12,154
Caterpillar 5,600
Chevron Texaco 41,249  2,109
Citigroup 55,083  1,500
Coca Cola 19,275  500
Colgate-Palmolive Co 12,450  300
Comcast Cl A 8,504  450
ConocoPhilips 40,176  450
Disney, Walt 39,680  700
Duke Energy 28,347  2,524
DuPont 23,330  357
Eli Lilly 36,955  650
Emerson Electric 34,160  1,600
Entergy 3,381
Exelon 28,130  800
Exxon Mobil 45,096  3,300
Federal Realty 2,600
General Dynamics 4,612
General Electric 86,384  14,700
General Mills 8,700  300
Halliburton 22,332
Hartford Financial Services6,870  250
Honeywell 31,890  600
Illinois Tool Works 11,576
International Business Machine17,849  1,050
iShares MSCI EAFE Index fund47,180  1,400
iShares MSCI Emerging Markets 4,370
iShares MSCI Japan Index Fund59,680  1,900
iShares S&P 400 Midcap Index4,850
iShares S&P 500 Index 9,350
iShares Trust Dow Jones US Tec12,370  600
Johnson & Johnson 51,865  1,300
JP Morgan Chase 58,936  800
Kimberly-Clark 12,300  200
Kraft Foods 9,088  103
Marathon Oil 40,650  1,000
Merrill Lynch  7,595
Microsoft  50,738  1,100
Morgan Stanley 13,320  900
Motorola 11,790
Nokia 7,910
Occidental Petroleum  16,050  200
Pepco Holdings 9,122  700
Pepsico 27,982  400
Pfizer 27,054  1,400
Procter & Gamble 31,805  1,000
Progress Energy 5,800
Raytheon 19,330  500
S&P 400 Midcap Index Trust7,500  500
S&P Technology Sector SPDR41,870  1,500
Sandy Spring Bancorp 12,181
Schlumberger 17,360  500
Seagate Technology 15,970
Southern  7,000  200
Spectra Energy 13,429  962
St. Jude Medical 15,080  100
Sun American Bancorp 100,000
SunTrust Banks 332,729
Tate & Lyle PFC ADR 8,400
Texas Instruments 31,040  400
Time Warner  27,276
United Parcel Service 7,655
United Technologies 41,180  1,800
Unitedhealth Group  78,484  850
Valero Energy 7,990  300
Verizon 48,684 1,448
Wal Mart Stores 9,450 300
Wells Fargo 19,580  1,000
Wyeth 36,090  950